LONG-TERM BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Interest Payable	$ 2,642,998	$ 2,396,133	$ 2,398,459
Interest Expense, Debt	2,540,421	2,085,582	1,295,687
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	7,905,264
Long-term Debt, Maturities, Repayments of Principal in Year Two	7,905,263
Long-term Debt, Maturities, Repayments of Principal in Year Three	7,905,263
Long-term Debt, Maturities, Repayments of Principal in Year Four	8,695,790
Construction In Progress [Member]
Accumulated Capitalized Interest Costs	102,577	310,551	1,102,772
Industrial and Commercial Bank Of China [Member]
Debt Instrument, Interest Rate During Period	5.94%
Secured Long-term Debt, Noncurrent	41,111,270	37,789,950
United Overseas Bank (Malaysia) Bhd
Debt Instrument, Interest Rate During Period	6.90%
Secured Long-term Debt, Noncurrent	$ 569,171
Debt Instrument, Description of Variable Rate Basis	The loan is effective from March 8, 2007 to March 7, 2022, at the interest rate of 2.5% per annum over the Bank Negara Malaysia (BNM) Funding Rate with daily rests (subject to Bank Negara Malaysia''''s approval) for the first 5 years, thereafter at the interest rate of 0.3% per annum over the Bank''''s Base Lending Rate with daily rests for the 6th year onwards.